Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
18	DERIVATIVE FINANCIAL INSTRUMENTS

	2019	2018
	USD	USD

Interest rate swaps	1,518,249	1,190,073

In 2018, the Group entered into an interest rate swap with a commercial bank exchanging variable interest for fixed interest at specified dates on its term loan 1 (note 15). The interest rate swap matures in June 2023.

The Company is exposed to variability in future interest cash flows on terms loan and Islamic ijara loan which bears interest at a variable rate.

In order to reduce its exposure to interest rates fluctuations on the loans, the Group has entered into an interest rate arrangement with counter-party banks for a notional amount that mirrors the draw down schedule of the loans, covering not less than 90% of the outstanding term loan. At 31 December 2019 the fixed interest rates varied from 2.78% to 4.756% (2018: 2.78% to 4.756%). The floating interest rate is based on EIBOR. The notional amount outstanding at 31 December 2019 was USD 79.2 million (2018: USD 83.8 million). The interest rate swap match the terms of the fixed rate loan (i.e., notional amount, maturity, payment and reset dates).

The details of these derivative financial instruments are as follows:

	Notional	Fair value	Fair value
	amount	asset	liability
	USD	USD	USD
31 December 2019
Designated at FVTPL
Interest rate swaps	79,253,015	-	1,518,249

31 December 2018
Designated at FVTPL
Interest rate swaps	83,855,305	-	1,190,073